Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 8,340	$ 8,120
Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	199	1,066
Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,017	2,530
Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,379	697
Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,220	1,305
Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,932	2,063
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3	3
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	590	456
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	5,124	4,524
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,379	697
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,220	1,305
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	1,932	2,063
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3	3
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	590	456
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	3,216	3,596
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	199	1,066
(Level 2) Significant Other Observable Inputs [Member] | Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assets for Plan Benefits	$ 3,017	$ 2,530